Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate	¥ 24	¥ 25
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate	1,816	1,920
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, in approximate	600	800
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, posted collateral, in approximate	161	274
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade	43	67
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade	¥ 142	¥ 129